Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Current income tax expense	$ 48,000	$ 0	$ 0
Deferred income tax expense	420,000	(10,659,000)	$ 10,659,000
Deferred tax asset	11,000	0
Net deferred tax liability	431,000	0
Switzerland
Major Components Of Tax Expense Income [Line Items]
Unable to utilize operating loss carry forward due to migration to new country	63,913,000	$ 0
Canada
Major Components Of Tax Expense Income [Line Items]
Current income tax expense	48,000
Deferred income tax expense	11,000
Argentina
Major Components Of Tax Expense Income [Line Items]
Deferred income tax expense	$ 431,000